Note 7 - Convertible Debentures and Promissory Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Related Party Transactions [Abstract]
Accretion expense	$ 744,930	$ 54,469	$ 66,560
Coupon interest on the debentures	$ 206,564	$ 182,393	$ 172,977